UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file
number 811-3888

          Combined Penny Stock Fund, Inc.

-------------------------------------------------
 Exact name of registrant as specified in charter)


6180 Lehman Drive #103, Colorado Springs, CO 80918
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 (Address of principal executive offices) (Zip code)


John R Overturf
6180 Lehman Dr #103

Colorado Springs, CO 80918

------------------------------------
(Name and address of agent for service)

Registrant's telephone number including area code:(719)593-2111
                                                  -----------------------

Date of fiscal year end: 09/30
                       --------------------
Date of reporting period: 03/31/02
                       -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS



                                          Combined Penny Stock Fund, Inc.




                                              2002 Semi-Annual Report

The Company

Combined Penny Stock Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end investment company.

Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "PENY". All, or nearly all, capital gains and dividends are reinvested in the Fund.

To Our Shareholders

As you all know the past six months have not been kind to the U. S. Stock Market or the Economy in general. We have seen a decline in the NASDAQ index of historical proportions. We did reasonably well in light of the circumstances.

We hold positions in companies that we consider to be good opportunities and are hopeful that upward movement in the NASDAQ and small-cap markets will allow us to post gains by year end.

The U.S. economy experienced a very short recession. The Federal Reserve continued to reduce interest rates during this period to try to divert the recession. Current interest rates are at levels that we haven't seen in years, which should continue to spur the economy in the coming months.

The Board of Directors has once again authorized the repurchase of up to five percent (5%) of the outstanding shares at or below net asset value for this fiscal year.

Thanks to our shareholders for their continued support of the Fund.

Sincerely,

John R. Overturf, Jr.
President
Combined Penny Stock Fund, Inc.
May 14, 2002

Corporate Information

Officers and Directors                       Independent Auditors
John R. Overturf, Jr., President/Director    Stockman Kast Ryan & Company, LLP
Dr. A. Leonard Nacht, Secretary/Director     102 North Cascade Avenue, Suite 450
Jeffrey J. Kormos, Director                  Colorado Springs, CO 80903-1418
Brian E. Power, Director

Stock Transfer Agent                          Custodian of Portfolio Securities
Computershare Trust Company, Inc.             US Bank

P.O. Box 1596 Denver, CO 80201

Corporate Headquarters                         Counsel
Combined Penny Stock Fund, Inc.                Brennan, Key & Broomberg
6180 Lehman Drive, Suite 103                   Mellon Financial Center
Colorado Springs, CO  80918-3415               1775 Sherman Street, Suite 1001
                                               Denver, CO 80203

Assets and Liabilities as of March 31, 2002
-------------------------------------------------------------------------------



Assets
Investments:

Investments in securities of unaffiliated issuers
 (identified cost $1,399,930)                                       $   396,531
Investments in Securities of affiliated issuers
 (identified cost $209,354)                                               8,716
Total                                                                   405,247

Cash and Equivalents                                                    546,104
Other Assets                                                              2,693

Total Assets                                                            954,044
Liabilities
Payables:
Accounts Payable                                                          1,139

Total Liabilities                                                         1,139

Net Assets                                                           $  952.905

Net Asset Value per Share                                            $     .020


Capital Stock and Accumulated Loss as of March 31, 2002
-------------------------------------------------------------------------------




Common Stock, $.001 par value, 100,000,000 shares

      authorized, 47,741,000 issued and outstanding                   $  47,741
Additional paid-in capital                                            5,880,077

Accumulated loss:

Net investment loss                                                  (3,302,976)
Accumulated realized loss                                              (467,900)
Net unrealized depreciation of investments                           (1,204,037)
Total accumulated loss                                               (4,974,913)

Total Capital Stock and Accumulated Loss                             $  952,905

                        See notes to financial statements

Statement of Investments in Unaffiliated Issuers as of March 31, 2002
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                               Value (a)
-------------------------------------------------------------------------------


                             Common Stocks - 38.07%

                              Capital Goods - 2.94%

20,000  International Airline Support Group, Inc.                    $   28,000


                             Communications - 6.55%

8,000   Ericsson LM Telephone Co                                     $   33,440
2,080   Worldcom, Inc.                                                   14,019
9,000   CMGI, Inc.                                                       12,150
5,000   MDU Communication Int'l, Inc.                                     2,800
5,682   Voice It Worldwide, Inc. - units                                      0
        Group Subtotal:                                                  62,409

                        Data Processing\Computer - 11.17%

 6,000  Atmel Corporation                                             $  60,840
 6,000  Palm, Inc.                                                       23,940
 5,000  Cray, Inc.                                                       11,450
10,000  High Speed Access Corporation                                     8,900
10,000  Syscomm International Corporation                                 1,250
 7,500  Prism Software Corporation                                           49
                 Group Subtotal:                                       $106,429


                               Electronics - 1.49%

 3,000  Lucent Technologies, Inc.                                      $ 14,190
 5,800  Surge Components, Inc.                                                0
        Group Subtotal:                                                $ 14,190


                              Entertainment - .05%

13,000  IRV, Inc.                                                      $    523

Statement of Investments in Unaffiliated Issuers as of March 31, 2002
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                               Value (a)
-------------------------------------------------------------------------------


                       Common Stocks - 38.07% (Continued)

                                  Finance - 0%

 2,500  Global Capital Partners, Inc.                              $          0


                              Food & Beverage - 0%

   185  Charlie O' Beverage, Inc.                                   $         0


                           Hobbies/Collectors - 2.50%

20,000  Collectors Universal, Inc.                                   $   23,800


                              Manufacturing - 2.61%

  2,000  Concord Camera, Inc.                                        $   18,020
 10,000  Guardian Technologies, Inc.                                      2,600
 10,000  Luxor Industrial Corporation                                     2,509
 36,500  Veritec, Inc.                                                    1,460
    800  Aura Systems, Inc.                                                 260
    600  Sooner Holdings, Inc.                                                6
  3,333  Training Devices, Inc. (b)                                           0
  2,500  Zapworld.com                                                         0
135,000  Cable & Co Worldwide, Inc.                                           0
 10,000  Grip Technologies, Inc.                                              0
         Group Subtotal:                                             $   24,855

Statement of Investments in Unaffiliated Issuers as of March 31, 2002
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------
                       Common Stocks - 38.07% (Continued)

                       Medical Services & Research - 4.45%

70,000  Miracor Diagnostics, Inc.                                   $    17,500
 5,000  Medical CV, Inc. - units                                         16,250
 2,500  Siga Technologies, Inc.                                           6,575
 4,900  Healthwatch, Inc.                                                 1,225
10,000  White Wing Labs, Inc.                                               850
65,000  Organic Solutions, Inc.                                               0
        Group Subtotal:                                             $    42,400


                                  Mining - .38%

19,500  Globex Mining Enterprises, Inc.                             $     3,670
   800  Exprofuels, Inc.                                                      0
        Group Subtotal:                                             $     3,670


                                 Retail - 5.93%

10,000  OfficeMax, Inc.                                             $    55,800
   893  9A Investment Holding Corp.                                         705
 4,000  House 2 Home                                                          0
   928  Premier Concepts, Inc.                                                0
27,000  Product Express com EBusiness                                         0
        Group Subtotal:                                             $    56,505


 TOTAL COMMON STOCKS (Cost $1,354,930)                                $ 362,781

Statement of Investments in Unaffiliated Issuers as of March 31, 2002
-------------------------------------------------------------------------------

Shares or

Principal                                                             Value (a)
-------------------------------------------------------------------------------


                            Notes Receivable - 3.54%

45,000  Sea Ranch Lodge & Village, LLC, 12% per annum due 2002
       (cost $45,000)                                                $   33,750

Total Investments in Securities of Unaffiliated Issuers

 (Cost $1,399,930)                                                    $ 396,531



Statement of Investments in Affiliated Issuers as of March 31, 2002
-------------------------------------------------------------------------------

Units,
Shares or

Warrants                                                              Value (a)
-------------------------------------------------------------------------------


                  Common Stocks - .92%

         60,210    Global Casinos, Inc. (c)                               4,516
        120,000    Global Casinos, Inc. (b)(c)                            4,200
                   Group Subtotal:                                        8,716


Total Investments in Securities of Affiliated Issuers

 (Cost $209,354)                                                     $    8,716




Total Investments in Securities of Unaffiliated Issuers

(cost $1,399,930)                                        41.61%      $  396,531
Total investments in Securities of Affiliated Issuers
 (cost $209,354)                                           .92%           8,716
Other Assets, Net of Liabilities                         57.47%         547,658
Net Assets                                              100.00%     $   952,905

         (a) See Note 1 and 2 of notes to financial statements. (b) Restricted security, see Note 2 of notes to financial statements. (c) See Note 3 of notes to financial statements

                        See notes to financial statements

Statement of Operations for the Six Months Ended March 31, 2002
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Investment Loss:

Interest income                                                      $    8,795
Misc Income                                                                  96
Total income                                                              8,891

Expenses:

Salaries                                                                 25,836
Accounting services and administration                                   21,000
Other professional fees                                                   8,880
Director's fees                                                           8,000
Reports to shareholders                                                   7,628
Stock trade fees                                                          3,748
Transfer fees                                                             2,260
Custodian fees                                                            1,231
Other                                                                     2,416
Total expenses                                                           80,999
Net Investment Loss                                                     (72,108)
Net Realized Gain and Unrealized Appreciation on Investments:
Net realized gain from investment transactions                           42,970
Net unrealized appreciation of investments                               76,390
Net Realized Gain and Unrealized Appreciation on Investments            119,360
Net Increase in Net Assets from Operations                          $    47,252

Statement of Changes in Net Assets for the Six Months Ended March 31, 2002 and for the Years Ended September 30, 2001 and 2000

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                                    For the Unaudited

                                    Six Months Ended      2001             2000
                                     March 31, 2002
From Operations:

Net investment loss                   $   (72,108)  $  ( 103,876)   $  (103,689)
Net realized gain from investment
transactions                               42,970         165,955       196,735
Net unrealized appreciation (depreciation)
 of investments                            76,390       ( 514,263)       24,507
Net increase (decrease) in net assets from
operations                                 47,252       ( 452,184)      117,553
From Capital Stock Transactions:
Purchase of treasury stock (1,275,000 shares for the Six Months Ended March 31, 2002 and 1,755,000 and 1,150,000 shares in Years 2001 and 2000,

respectively)                             (22,725)        (40,054)      (23,825)
Net Assets - beginning of period          928,378       1,420,616     1,326,888
Net Assets - end of period            $   952,905     $   928,378   $ 1,420,616
                        See notes to financial statements

Financial Highlights

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                                            For the         For the Years Ended
                                         Unaudited Six          September 30...
                                          Months Ended

                             March 31, 2002    2001     2000     1999      1998
Per Share:

Income from Investments             $ .000   $ .001   $ .001   $ .001    $ .001
Expenses                             (.002)   (.003)   (.003)   (.003)    (.002)
Net Investment Loss                  (.002)   (.002)   (.002)   (.002)    (.001)
Net Realized Gain and unrealized
  appreciation (depreciation) of
  investments                         .003    (.007)    .004     .008     (.013)
Net increase (decrease) in net asset  .001    (.009)    .002     .006     (.014)
  value
Net Asset Value:

Beginning of year                    .019      .028     .026     .020      .034
End of Year                        $ .020    $ .019   $ .028   $ .026    $ .020
Total investment return\(loss) (1)  5.26%   (32.14%)   7.69%   30.00%   (41.18%)


Ratios:

Expenses to average net assets      8.55%    12.24%   11.81%   10.74%     8.23%
Net investment loss to average
net assets                          7.61%     8.69%    7.25%    7.03%     6.09%
Portfolio turnover rate (2)        16.08%   114.47%   95.72%   33.00%    67.13%

(1) Based on the change in net asset value considering there has been no distributions during the period presented. The Fund does not believe that a presentation based on changes in the market value of the Fund's common stock is appropriate considering the limited market for the Fund's stock.

(2) The lesser of purchases or sales of portfolio securities for a period divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities for the six months ended March 31, 2002 were $64,485 and $96,893, respectively.

                        See notes to financial statements

Notes to Financial Statements

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1. Summary of Significant Accounting Policies Combined Penny Stock Fund, Inc.
(the Fund) was incorporated September 7, 1983 and is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund invests in a broad range of small, speculative stocks traded in the over-the-counter market and is being managed by the Board of Directors of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the Electronic Bulletin Board or Pink sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities, as well as certain thinly traded securities and corporate notes, are valued at their fair value as determined in good faith under procedures established by and under the direction of the Fund's Board of Directors.

Federal Income Taxes - The Fund has not elected to be treated for Federal tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at tax rates applicable to corporations.

The Fund accounts for income taxes in accordance with the Statement of Financial Accounting Standards (SFAS) No 109, "Accounting for Income Taxes." Under SAFS No. 109, a current or deferred income tax liability or asset is recognized for timing differences which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes. The provision for income taxes is based on the amount of current and deferred income taxes payable or refundable at the date of the financial statements as measured by the provisions of current tax laws.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis.

All of the Fund's equity securities as of March 31, 2002, are non-income producing securities.

Concentration of Cash - As of March 31, 2002, the Fund had a money market deposit at a bank of $539,170 which is in excess of the federally insured limit.

Use of Estimates - The preparation of the Fund's financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Restricted and Thinly-traded Securities Restricted securities are those securities which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration statement or in compliance with Rule 144 of the Securities Act of 1933. The following schedule provides certain information with respect to restricted securities held by the Fund as of March 31, 2002. These securities comprised approximately 1% of the Fund's net assets at such time.

Description                     Date of Acquisition        Cost           Value
Training Devices, Inc.          February 20, 1997       $     0         $     0
Global Casinos, Inc.               August 1, 2001        59,800           4,200

The Fund has no right to require registration of the above restricted security.

Valuations for the restricted securities, as well as certain thinly-traded securities and corporate notes, have been determined in good faith by the Fund's Board of Directors, in the absence of readily ascertainable market values. Such investments were valued at $64,189 as of March 31, 2002, representing 6.74% of the Fund's net assets. Because of the inherent subjectivity of these valuations, it is reasonably possible that a change in such valuations could occur in the near term.

3. Investments in Securities of Affiliated Issuers

At March 31, 2002, the Fund holds either a direct or indirect ownership of 5% or more of the voting securities of the following securities:

                                                                Purchases During

                                                      Fair The Six-Months Ended

Description                               Cost        Value      March 31, 2002

Global Casinos, Inc.                 $ 149,554        $ 1,882       $   0
Global Casinos, Inc. - restricted       59,800          4,200           0
                                     $ 209,354        $ 6,082       $   0

4. Unrealized Gains and Losses At March 31, 2002, the net unrealized depreciation of investments of $1,204,037 was comprised of gross appreciation of $6,724 for those investments having an excess of value over cost and gross depreciation of $1,210,761 for those investments having an excess of cost over value.

5. Income Taxes There was no income tax provision as of March 31, 2002 as the deferred tax assets relating to accumulated losses and unrealized depreciation of $700,000 continue to be fully reserved. The deferred tax assets related valuation allowance each increased $40,000 during the six months ended March 31, 2002 due to the utilization of operating loss carryovers. Accumulated net investment loss carryovers for income tax purposes total $930,000 at March 31, 2002, and will expire in varying amounts through 2008.

6. Purchase and Retirement of Treasury Stock During the period ended March 31, 2002, the Fund purchased 1,275,000 shares of its common stock at a cost of $22,725 for the purpose of reducing the number of outstanding shares.

                      End of notes to financial statements

                                                         PRSRT STD
                                                       U.S. POSTAGE
                                                           PAID
                                                       Co. Spgs., CO
                                                      Permit No. 440

Combined Penny Stock Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, Colorado  80918-3415

ITEM 2. CODE OF ETHICS. Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.
                      Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES. (a) Based on an evaluation of the registrant's disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis. (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Combined Penny Stock Fund, Inc. By By * /s/ John R Overturf

                      John R Overturf, President Date 11/15/04
---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By * /s/ John R Overturf

                 John R Overturf, President Date 11/15/04
---------------------------------------------------------------------------






Fund Directors

                                   Business Experience
                                   and Directorships

Name, Age and Address  Position    During the Past 5 Years

---------------------  --------    -----------------------

John R. Overturf*(41)  President,  Mr. Overturf serves as President
6180 Lehman Dr 103     since       of the Combined Penny Stock Fund,
Colorado Springs,      August 1996 Inc., a closed-end stock fund, a
Colorado 80918         Director    position he has since August 1996.
                       From March  From September 1993 until September
                                  1996   1996, Mr. Overturf served as Vice-
                                   President of the Rockies Fund, Inc.
                                   A closed-end stock market fund. Mr.
                                   Overturf serves as the President
                                   Of R.O.I., Inc., a private
                                   Investment company, a position he
                                   Has held since 1993.  From June 1984
                                   until February 1992, Mr. Overturf
                                   served as Vice-President of Colorado
                                   National Bank.  Mr. Overturf holds a
                                   Bachelor of Science degree in
                                   Finance from the University of
                                   Northern Colorado.  Mr. Overturf
                                   also is a director of BioSource
                                   International, Inc. a California
                                   Corporation.

A. Leonard Nacht*(73) Secretary From April 1990 to October 1991, P.O. Box 1679 since April Dr. Nacht was Secretary of Redwood Edwards, CO 81632 1990 MicroCap Fund, Inc. ("RWCF"). From

                       Director    1957 to 1994, Dr. Nacht was in the
                       since       private practice of denistry.  Dr.
                       February    Nacht is currently retired as a
                       1990        dentist.  Dr. Nacht has a DDS degree
                                   from the University of Washington
                                   and is a member of the American and
                                   Colorado Dental Asociations.


Jeffrey J. Kormos (61) Director    From August, 2001 until present, Mr.
8751 N 51st Ave 115    since       Kormos has been employed as an
Glendale, Az 85302     July 1997   account executive with Samco
                                   Financial Services, Inc.  From
                                   August 1994 to August 2002, he was
                                   employed as an account executive
                                   with Yee, Desmond, Schroeder & Allen
                                   Inc., an NASD member stockbrokerage
                                   firm.  From March 1993 to August
                                   1994, he was employed as an account
                                   executive with G. R. Stuart &
                                   Company, Inc.  From December 1992 to
                                   March 1993, Mr. Kormos was employed
                                   as an account executive with
                                   Financial Securities Network, Inc.,
                                   and from April 1987 to December 1992
                                   he was employed as an account
                                   executive with Affiliated Securities


Rolf L. Lichtenberg (53)Director   Mr. Lichtenberg joined the Portland
956 SE Ankeny St. #1    since      staff of Cascadia Revolving Fund in
Portland, OR  97214     August     October 2000.  Cascadia is a private
                        2002       non-profit community development financial
                                   institution making loans and providing
                                   technical assistance to small businesses unable to access credit from traditional sources. From 1998 to the summer of 2000 He worked in the Mortgage Loan Department of Vectra Bank of Colorado in Colorado Springs.
                                   His background consists of seventeen years of banking knowledge including 12 years as a commercial lender, loan department head and branch manager. Mr. Lichtenberg's lending background began at Security Pacific Bank's
                                   Los Angeles headquarters and continued at banks in Washington DC, Canada and Colorado.
                                   He also spent five years as a small business owner/manager in Colorado and several years as an account executive in the securities industry. Mr. Lichtenberg received Master of Business Administration from the University of Colorado in Boulder in 1976 and a Bachelor's Degree in Finance also from the University of Colorado in 1974.He has served as the president of the Colorado Springs chapter of the National Kidney Foundation and as treasurer of the Chamber of Commerce in Fountain, Colorado.

* Mr. Overturf and Dr. Nacht may be deemed interested persons as that term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of their being officers as well as directors of the Fund.

The Fund Statement of Additional Information includes additional information about Fund directors and is available by calling the Fund's phone number, at 719-593-2111.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available calling the Fund phone number, (719-593-2111.

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available by calling the Fund phone number, (719)593-2111.

Combined Penny Stock Fund, Inc
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918
Phone:  (719) 593-2111
Fax:  (719) 593-2342

Board of Directors
John R. Overturf
A. Leonard Nacht
Jeffrey J. Kormos
Rolf L. Lichtenberg

Officers
John R Overturf, President
A. Leonard Nacht, Secretary